Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Variable Portfolio – Disciplined Core Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%